Unsecured Promissory Note	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Unsecured Promissory Note

Note 7: Unsecured Promissory Note

On February 16, 2024, the Company (“Borrower”) entered into a Note Purchase Agreement with Streeterville Capital LLC (“Streeterville” or the “Lender”). Under the terms of the agreement, Streeterville paid the Company $2,500,000 in exchange for an unsecured promissory Note with an Original Issue Discount of $781,250. The Company will pay $3,301,250 consisting of the principal amount of the Note, together with the original issue discount and $20,000 of lender transaction fees, no later than February 16, 2026. The stated interest rate of the note is 10%. There was no debt at December 31, 2023.

Debt schedule at September 30, 2024 (in thousands)
Long-term debt	$3,301
Unamortized Original issue discount	(555)
Unamortized Financing fees	(14)
2,732
Less current portion of long-term debt, net	(2,593)

Long-term debt, net	$139

Interest expense related to long-term debt was $226,000 at September 30, 2024. Amortization expenses related to long-term debt was $232,000 at September 30, 2024. This consisted of $226,000 in original issue discount and $6,000 for loan fee amortization. Future maturities of long-term debt at September 30, 2024 were $750,000 for fiscal years ending December 31, 2024 and $2,551,000 for fiscal years ending December 31, 2025.

Current portion of long-term debt of approximately $3,000,000 is net of the current portion of debt discount of approximately $397,000 and the current portion of debt origination costs of approximately $10,000 as of September 30, 2024.

Long-term portion of debt of approximately $301,000 is net of the long-term portion of debt discount of approximately $159,000 and the unamortized debt origination costs of approximately $3,000 as of September 30, 2024.

The agreement allows the Lender to redeem up to $250,000 per calendar month beginning in August 2024, upon providing written notice to Borrower. The Note further contains triggering events which can be remedied by the Lender requiring the Borrower to correct the triggering event, increasing the outstanding balance by applying the triggering effect, or making the Note immediately due and payable.